UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05446

Intermediate Bond Fund of America
(Exact name of registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2006

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 - Schedule of Investments
[logo - American Funds®]

Intermediate Bond Fund of America®
Investment portfolio

November 30, 2006

unaudited

Bonds & notes — 94.61%	Principal amount (000)	Market value (000)

CORPORATE BONDS & NOTES — 26.02%
Financials — 16.11%
Citigroup Inc. 4.20% 2007	$29,500	$29,205
Citigroup Inc. 4.125% 2010	13,150	12,845
Citigroup Inc. 4.625% 2010	3,000	2,971
Citigroup Inc. 5.625% 2012	3,000	3,086
USA Education, Inc. 5.625% 2007	4,035	4,039
SLM Corp., Series A, 3.625% 2008	5,000	4,892
SLM Corp., Series A, 3.95% 2008	3,000	2,942
SLM Corp., Series A, 3.26% 2009[1]	5,000	4,853
SLM Corp., Series A, 4.00% 2009	12,250	11,978
SLM Corp., Series A, 5.40% 2011	10,000	10,107
PRICOA Global Funding I, Series 2003-2, 3.90% 2008[2]	10,000	9,750
PRICOA Global Funding I, Series 2004-4, 4.35% 2008[2]	3,000	2,959
Prudential Funding, LLC, Series B, 6.60% 2008[2]	10,795	11,002
PRICOA Global Funding I 4.20% 2010[2]	10,000	9,731
PRICOA Global Funding I 5.30% 2013[2]	5,000	5,053
ASIF Global Financing XVIII 3.85% 2007[2]	8,000	7,894
International Lease Finance Corp. 4.50% 2008	3,000	2,967
International Lease Finance Corp. 4.75% 2009	5,000	4,968
American International Group, Inc. 4.70% 2010	3,000	2,973
International Lease Finance Corp. 5.00% 2010	3,280	3,269
American International Group, Inc. 5.375% 2011	2,000	2,032
International Lease Finance Corp., Series R, 5.40% 2012	3,000	3,039
American General Finance Corp., Series J, 5.75% 2016	2,500	2,571
ILFC E-Capital Trust I 5.90% 2065[1,2]	4,000	4,074
ILFC E-Capital Trust II 6.25% 2065[1,2]	3,000	3,093
Household Finance Corp. 5.75% 2007	8,000	8,005
Household Finance Corp. 4.125% 2008	13,500	13,279
Household Finance Corp. 6.40% 2008	10,000	10,193
HSBC Bank USA 4.625% 2014[2]	1,250	1,209
HSBC Finance Corp. 5.00% 2015	3,625	3,575
J.P. Morgan Chase & Co. 5.35% 2007	6,050	6,048
Bank One Corp. 2.625% 2008	6,000	5,776
J.P. Morgan Chase & Co. 4.00% 2008	10,000	9,848
J.P. Morgan Chase & Co. 3.50% 2009	5,000	4,840
J.P. Morgan Chase & Co. 6.75% 2011	5,000	5,311
J.P. Morgan Chase & Co. 4.75% 2015	3,500	3,406
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[2]	24,885	24,207
Westfield Group 5.40% 2012[2]	10,000	10,083
HBOS Treasury Services PLC 3.625% 2007[2]	10,000	9,899
HBOS PLC 5.375% (undated)[1,2]	19,267	19,267
Genworth Financial, Inc. 5.54% 2007[1]	12,000	12,017
Genworth Financial, Inc. 4.75% 2009	5,000	4,978
Genworth Financial, Inc. 6.15% 2066[1]	7,750	7,897
Monumental Global Funding II, Series 2002-A, 5.20% 2007[2]	13,500	13,495
Monumental Global Funding II, Series 2004-B, 3.90% 2009[2]	5,000	4,868
Monumental Global Funding II, Series 2004-F, 4.375% 2009[2]	2,000	1,967
Monumental Global Funding II, Series 2006-A, 5.43% 2009[1,2]	2,000	2,003
Monumental Global Funding II, Series 2005-B, 4.625% 2010[2]	2,500	2,466
Santander Issuances, SA Unipersonal 5.75% 2016[1,2]	3,000	3,005
Santander Issuances, SA Unipersonal 5.805% 2016[1,2]	17,500	17,848
Abbey National PLC 6.70% (undated)[1]	3,022	3,083
American Express Credit Corp. 3.00% 2008	5,000	4,859
American Express Co. 4.75% 2009	5,000	4,987
American Express Credit Corp., Series B, 5.00% 2010	7,000	7,026
American Express Co. 6.80% 2066[1]	6,250	6,750
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007[2]	19,500	19,519
Kimco Realty Corp., Series C, 3.95% 2008	7,000	6,855
Kimco Realty Corp., Series C, 4.82% 2014	795	768
Kimco Realty Corp., Series C, 4.904% 2015	7,500	7,219
Kimco Realty Corp., Series C, 5.783% 2016	4,500	4,647
John Hancock Global Funding II, Series 2002-G, 5.00% 2007[2]	19,000	18,939
UniCredito Italiano SpA 5.584% 2017[1,2]	18,550	18,878
XL Capital Finance (Europe) PLC 6.50% 2012	4,725	4,985
XL Capital Ltd. 5.25% 2014	4,000	3,983
Twin Reefs Asset Trust (XLFA), Series B, 6.32% (undated)[1,2]	9,700	9,718
Washington Mutual, Inc. 5.625% 2007	1,600	1,600
Washington Mutual, Inc. 5.50% 2011	11,000	11,142
Washington Mutual, Inc. 5.95% 2013	5,000	5,161
Wachovia Corp. 5.30% 2011	10,000	10,113
Wachovia Corp. 5.625% 2016	7,000	7,149
ORIX Corp. 5.48% 2011	16,750	16,937
US Bank National Assn. 4.40% 2008	17,000	16,828
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)[1,2]	16,297	16,604
Hartford Financial Services Group, Inc. 4.70% 2007	4,000	3,980
Hartford Financial Services Group, Inc. 5.55% 2008	5,805	5,848
Hartford Financial Services Group, Inc. 5.25% 2011	6,600	6,657
Metropolitan Life Global Funding I, Series 2004-10, 3.375% 2007[2]	12,000	11,732
Metropolitan Life Global Funding I, Series 2004-7, 4.25% 2009[2]	4,000	3,913
Nationwide Life Insurance Co. 5.35% 2007[2]	12,850	12,850
North Front Pass Through Trust 5.81% 2024[1,2]	2,000	2,003
CIT Group Inc. 3.65% 2007	7,835	7,719
CIT Group Inc. 7.375% 2007	3,500	3,522
CIT Group Inc. 6.875% 2009	3,000	3,144
Wells Fargo & Co. 4.125% 2008	7,000	6,897
Wells Fargo & Co. 4.20% 2010	7,500	7,325
American Honda Finance Corp. 5.125% 2010[2]	13,000	13,063
National Westminster Bank PLC 7.375% 2009	5,000	5,313
National Westminster Bank PLC 7.75% (undated)[1]	7,045	7,160
PNC Funding Corp. 5.125% 2010	4,000	4,014
PNC Funding Corp., Series I, 6.517% (undated)[2]	8,300	8,390
New York Life Global Funding 3.875% 2009[2]	6,750	6,591
New York Life Global Funding 4.625% 2010[2]	5,000	4,939
Principal Life Global Funding I 4.40% 2010[2]	9,000	8,777
Principal Life Income Fundings Trust, Series 2005-34, 5.20% 2010	2,000	2,013
Protective Life Insurance Co., Series 2004-D, 4.00% 2009	3,000	2,922
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	7,750	7,722
ING Security Life Institutional Funding 2.70% 2007[2]	2,000	1,988
ReliaStar Financial Corp. 6.50% 2008	4,000	4,097
ING Security Life Institutional Funding 4.25% 2010[2]	3,000	2,941
Lincoln National Corp. 6.50% 2008	8,385	8,496
Simon Property Group, LP 5.75% 2012	8,000	8,203
ERP Operating LP 6.95% 2011	1,877	2,008
ERP Operating LP 6.625% 2012	2,000	2,136
ERP Operating LP 5.25% 2014	4,000	4,001
Berkshire Hathaway Finance Corp. 4.125% 2010	8,000	7,827
Bank of America Corp. 6.625% 2007	200	202
Bank of America Corp. 4.50% 2010	7,000	6,904
Allstate Financial Global Funding LLC 5.25% 2007[2]	4,750	4,749
Allstate Life Global Funding 4.25% 2010	2,000	1,954
Union Bank of California, NA 5.95% 2016	5,750	6,012
Principal Life Insurance Co. 3.20% 2009	6,000	5,763
Skandinaviska Enskilda Banken 6.875% 2009	5,330	5,531
ACE INA Holdings Inc. 5.875% 2014	5,000	5,175
Korea Development Bank 4.625% 2010	5,000	4,932
Merita Bank Ltd. 7.50% (undated)[1,2]	2,825	2,835
St. Paul Travelers Companies, Inc. 6.25% 2016	2,250	2,409
Den Danske Bank A/S 7.40% 2010[1,2]	500	506
		810,696

Industrials — 2.75%
General Electric Capital Corp., Series A, 5.00% 2007	23,000	22,970
General Electric Capital Corp., Series A, 5.375% 2007	10,000	10,002
General Electric Capital Corp., Series A, 3.50% 2008	4,000	3,918
General Electric Capital Corp., Series A, 6.00% 2012	2,500	2,619
General Electric Co. 5.00% 2013	2,000	2,002
General Electric Capital Corp., Series A, 5.00% 2016	5,000	4,968
John Deere Capital Corp., Series D, 4.375% 2008	21,500	21,292
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[2,3]	17,914	18,619
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[2,3]	2,216	2,347
Caterpillar Inc. 4.50% 2009	16,750	16,565
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[3]	13,860	14,042
Continental Airlines, Inc., Series 2006-1, Class G, FGIC insured, 5.748% 2015[1,3]	10,000	10,000
USG Corp. 6.30% 2016[2]	5,000	5,042
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 1996-B, 6.96% 2009[3]	2,366	2,407
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-1, 5.943% 2022[3]	464	486
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[2,3]	1,126	1,129
		138,408

Telecommunication services — 2.28%
SBC Communications Inc. 6.25% 2011	34,250	35,709
BellSouth Corp. 4.20% 2009	18,000	17,601
France Télécom 7.75% 2011[1]	12,500	13,774
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006	11,000	11,000
Vodafone Group PLC 7.75% 2010	9,525	10,246
Singapore Telecommunications Ltd. 6.375% 2011[2]	7,000	7,426
Verizon Global Funding Corp. 7.375% 2012	5,000	5,545
Deutsche Telekom International Finance BV 8.00% 2010[1]	5,000	5,473
Nextel Communications, Inc., Series D, 7.375% 2015	5,000	5,168
Cingular Wireless LLC 5.625% 2006	3,000	3,000
		114,942

Consumer staples — 1.36%
Diageo Capital PLC 3.50% 2007	12,000	11,800
Diageo Capital PLC 4.375% 2010	12,500	12,244
Wal-Mart Stores, Inc. 4.125% 2010	10,000	9,756
Wal-Mart Stores, Inc. 4.75% 2010	10,500	10,456
Nabisco, Inc. 7.05% 2007	9,200	9,298
Kraft Foods Inc. 4.125% 2009	4,000	3,903
Costco Wholesale Corp. 5.50% 2007	5,525	5,522
CVS Corp. 6.117% 2013[2,3]	1,713	1,746
CVS Corp. 6.036% 2028[2,3]	3,500	3,571
		68,296

Utilities — 1.35%
Pacificorp Australia LLC, AMBAC insured, 6.15% 2008[2]	6,000	6,052
Scottish Power PLC 4.91% 2010	4,000	3,974
Scottish Power PLC 5.375% 2015	4,000	4,018
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007	13,500	13,501
PSEG Power LLC, Series B, 5.125% 2012	8,343	8,342
Ohio Power Co., Series J, 5.30% 2010	8,000	8,034
Duke Energy Corp., First and Refunding Mortgage Bonds, Series A, 3.75% 2008	5,000	4,916
Duke Energy Corp., First and Refunding Mortgage Bonds, 4.50% 2010	2,250	2,216
Georgia Power Co., Series V, 4.10% 2009	7,000	6,834
National Grid PLC 6.30% 2016	5,990	6,333
Chilquinta Energia Finance Co. LLC, MBIA insured, 6.47% 2008[2]	3,500	3,552
		67,772

Consumer discretionary — 1.01%
Kohl’s Corp. 6.30% 2011	5,000	5,211
Kohl’s Corp. 7.375% 2011	7,300	7,910
Walt Disney Co., Series B, 5.375% 2007	7,000	7,007
Gannett Co., Inc. 4.125% 2008	7,000	6,877
Target Corp. 5.50% 2007	5,000	5,002
Target Corp. 5.375% 2009	1,700	1,720
Lowe’s Companies, Inc. 8.25% 2010	5,000	5,515
Lowe’s Companies, Inc. 5.40% 2016	1,000	1,009
Carnival Corp. 6.15% 2008	5,401	5,446
Home Depot, Inc. 5.20% 2011	3,000	3,016
May Department Stores Co. 5.75% 2014	275	275
Federated Retail Holdings, Inc. 5.90% 2016	1,725	1,754
		50,742

Information technology — 0.39%
Cisco Systems, Inc. 5.25% 2011	12,750	12,900
Western Union Co. 5.40% 2011[2]	6,750	6,781
		19,681

Health care — 0.39%
UnitedHealth Group Inc. 5.20% 2007	3,000	2,999
UnitedHealth Group Inc. 3.75% 2009	10,000	9,724
Amgen Inc. 4.00% 2009	7,000	6,831
		19,554

Energy — 0.38%
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 2010[2,3]	7,083	7,007
Qatar Petroleum 5.579% 2011[2,3]	5,000	5,052
Kinder Morgan Energy Partners LP 5.125% 2014	5,000	4,829
Oil Enterprises Ltd., MBIA insured, 6.239% 2008[2,3]	2,233	2,269
		19,157

Total corporate bonds & notes (cost: $1,314,052,000)		1,309,248

FEDERAL AGENCY BONDS & NOTES — 13.86%
Freddie Mac 4.125% 2009	30,000	29,516
Freddie Mac 5.75% 2009	68,000	69,447
Freddie Mac 6.625% 2009	80,750	84,706
Freddie Mac 4.125% 2010	15,000	14,717
Freddie Mac 5.25% 2011	5,175	5,290
Freddie Mac 5.50% 2011	86,000	88,907
Freddie Mac 5.875% 2011	50,000	51,969
Freddie Mac 5.75% 2016	2,000	2,118
Fannie Mae 4.75% 2007	20,800	20,730
Fannie Mae 4.75% 2007	10,250	10,243
Fannie Mae 5.25% 2007	26,500	26,522
Fannie Mae 6.34% 2007	5,000	5,049
Fannie Mae 4.00% 2008	30,000	29,596
Fannie Mae 6.625% 2009	11,900	12,483
Fannie Mae 5.25% 2012	56,000	56,916
Federal Home Loan Bank 3.375% 2007	65,000	64,031
Federal Home Loan Bank 3.70% 2007	10,245	10,137
Federal Home Loan Bank 3.375% 2008	36,280	35,572
Federal Home Loan Bank 5.625% 2016	26,275	27,542
Federal Agricultural Mortgage Corp. 4.25% 2008	14,500	14,346
Federal Agricultural Mortgage Corp. 4.875% 2011[2]	17,750	17,826
Federal Agricultural Mortgage Corp. 5.125% 2011	1,500	1,522
Small Business Administration, Series 2002-20K, 5.08% 2022[3]	5,785	5,827
Small Business Administration, Series 2003-20J, 4.92% 2023[3]	8,971	8,977
United States Government-Guaranteed Ship Financing Obligations, Rowan Companies, Inc. (Title XI) 5.88% 2012[3]	3,400	3,473
		697,462

U.S. TREASURY BONDS & NOTES — 12.90%
U.S. Treasury 3.125% 2007[4]	17,525	17,377
U.S. Treasury 4.75% 2008	7,550	7,571
U.S. Treasury 3.625% 2009	75,375	73,726
U.S. Treasury 5.50% 2009	24,250	24,796
U.S. Treasury 6.00% 2009	6,100	6,328
U.S. Treasury 4.00% 2010	137,075	135,126
U.S. Treasury 4.25% 2011[4]	62,000	61,525
U.S. Treasury 4.50% 2011	18,400	18,435
U.S. Treasury 4.875% 2011	133,275	135,629
U.S. Treasury 4.875% 2011	22,725	23,110
U.S. Treasury 3.625% 2013	45,250	43,249
U.S. Treasury 3.875% 2013	43,000	41,743
U.S. Treasury 4.25% 2013	15,000	14,843
U.S. Treasury 4.25% 2014	18,250	18,019
U.S. Treasury 8.75% 2020[4]	12,410	17,556
U.S. Treasury 6.50% 2026	8,150	10,078
		649,111

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED)[3]— 12.77%
Countrywide Alternative Loan Trust, Series 2005-J8, Class 2-A-1, 5.00% 2020	6,379	6,275
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 7-A-1, 5.00% 2020	4,288	4,193
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	17,713	17,787
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	13,094	13,094
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1-A-7, 5.50% 2035	5,978	5,995
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	5,765	5,709
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	3,819	3,831
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 5.664% 2035[1]	5,561	5,566
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	6,657	6,633
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	7,768	7,781
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035	3,304	3,317
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036	6,540	6,564
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	25,304	25,387
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A-1, 6.00% 2036	7,457	7,463
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	1,464	1,469
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	1,092	1,098
CS First Boston Mortgage Securities Corp., Series 2003-AR12, Class II-A-2, 4.326% 2033[1]	940	931
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	1,603	1,624
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	2,908	2,945
CS First Boston Mortgage Securities Corp., Series 2004-AR1, Class II-A-1, 4.664% 2034[1]	3,677	3,649
CS First Boston Mortgage Securities Corp., Series 2005-1, Class I-A-27, 5.50% 2035	15,672	15,541
CS First Boston Mortgage Securities Corp., Series 2005-6, Class VI-A-1, 6.00% 2035	5,566	5,596
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[2]	22,977	15,833
CS First Boston Mortgage Securities Corp., Series 2006-2, Class 5-A-6, 6.00% 2036	11,200	11,224
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018	19,209	18,921
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	11,356	11,176
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	5,216	5,202
Residential Accredit Loans, Inc., Series 2004-QS12, Class M-1, 6.00% 2034	1,262	1,256
Residential Accredit Loans, Inc., Series 2005-QS12, Class A-7, 5.50% 2035	12,295	12,355
Residential Accredit Loans, Inc., Series 2005-QS5, Class A-5, 5.75% 2035	7,000	6,990
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S10, Class A-2, 5.00% 2018	19,046	18,744
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB2, Class VII-A, 5.50% 2019	5,328	5,362
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[1]	5,031	5,000
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[1]	4,178	4,137
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.338% 2033[1]	3,746	3,703
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR1, Class A-6, 4.478% 2033[1]	1,133	1,123
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR2, Class 2-A1, 5.846% 2037[1]	8,153	8,153
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.58% 2045[1]	5,489	5,511
Wells Fargo Mortgage-backed Securities Trust, Series 2003-M, Class A-1, 4.711% 2033[1]	3,093	3,020
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	25,699	25,386
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.697% 2036	12,393	12,462
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.879% 2036[1]	32,154	32,193
CHL Mortgage Pass-Through Trust, Series 2003-50, Class A-1, 5.00% 2018	21,884	21,536
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.688% 2033[1]	1,296	1,283
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-1, 4.285% 2034[1]	3,146	3,105
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.682% 2035[1]	5,803	5,781
Banc of America Mortgage Securities Trust, Series 2003-10, Class 5-A-1, 4.50% 2018	8,309	8,031
Banc of America Mortgage Securities Trust, Series 2004-7, Class 4-A-1, 5.00% 2019	10,180	10,006
Banc of America Mortgage Securities Trust, Series 2003-F, Class 2-A-1, 3.734% 2033[1]	1,984	1,961
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088% 2033[1]	3,039	3,009
Banc of America Mortgage Securities Trust, Series 2003-D, Class 2-A-1, 4.183% 2033[1]	3,477	3,433
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 3.975% 2033[1]	1,622	1,597
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 4.046% 2033[1]	1,346	1,330
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.115% 2033[1]	6,117	6,095
Bear Stearns ARM Trust, Series 2004-1, Class I-2-A-5, 4.377% 2034[1]	2,691	2,654
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[1]	6,500	6,389
Bear Stearns ARM Trust, Series 2005-1, Class II-A-2, 4.946% 2035[1]	8,427	8,368
J.P. Morgan Mortgage Trust, Series 2005-A1, Class 4-A-1, 4.776% 2035[1]	16,697	16,268
MASTR Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033	1,847	1,850
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	2,337	2,346
MASTR Alternative Loan Trust, Series 2005-1, Class 1-A-1, 5.50% 2035	6,539	6,465
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	3,242	3,215
MASTR Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035	2,278	2,317
Residential Funding Mortgage Securities I, Inc., Series 2003-S16, Class A-3, 5.00% 2018	9,913	9,755
Residential Funding Mortgage Securities I, Inc., Series 2004-S9, Class II-A-1, 4.75% 2019	5,520	5,379
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	6,333	6,362
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	7,989	7,968
Lehman Mortgage Trust, Series 2005-2, Class 3-A3, 5.50% 2035	12,596	12,642
Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class I-A1, 4.75% 2018	12,417	12,098
Citicorp Mortgage Securities, Inc., Series 2003-10, Class A-1, 4.50% 2018	12,321	11,913
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A1, 6.027% 2035[1]	6,465	6,510
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A1, 5.966% 2036[1]	4,348	4,375
CSAB Mortgage-backed Trust, Series 2006-2, Class A-6-A, 5.72% 2036[1]	10,009	10,048
Washington Mutual Securities Corp., Series 2005-AR1, Class A-1-A, 5.58% 2035[1]	9,088	9,101
Residential Asset Mortgage Products Trust, Series 2004-RS9, Class A-I-4, AMBAC insured, 4.767% 2032	8,550	8,473
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.518% 2027[1,2]	2,323	2,332
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.727% 2027[1,2]	2,442	2,448
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.853% 2028[1,2]	3,538	3,621
Bear Stearns ALT-A Trust, Series 2005-9, Class II-6A-1, 5.829% 2035[1]	8,190	8,232
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC8, Class A-4, 5.50% 2035	7,631	7,635
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.941% 2035[1]	6,459	6,427
Specialty Underwriting and Residential Finance Trust, Series 2004-AA1, Class I-A1, 5.00% 2034	6,535	6,425
PUMA Global Trust No. 1, Class B, 5.88% 2033[1]	5,500	5,505
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 6.12% 2045[1]	4,542	4,586
First Horizon Mortgage Pass-Through Trust, Series 2004-AR1, Class II-A-1, 4.897% 2034[1]	3,962	3,943
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.69% 2034[1]	3,221	3,182
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	3,109	3,126
Residential Asset Securitization Trust, Series 2005-A6CB, Class A-7, 6.00% 2035	2,336	2,350
Paine Webber CMO, Series O, Class 5, 9.50% 2019	255	279
MASTR Adjustable Rate Mortgage Trust, Series 2006-2, Class 4-A-1, 4.99% 2036[1]	279	278
		642,231

ASSET-BACKED OBLIGATIONS[3] — 10.29%
Drive Auto Receivables Trust, Series 2005-1, Class A-3, MBIA insured, 3.75% 2009	7,807	7,783
Drive Auto Receivables Trust, Series 2005-2, Class A-2, MBIA insured, 4.12% 2010[2]	3,736	3,713
Drive Auto Receivables Trust, Series 2004-1, Class A-4, MBIA insured, 4.14% 2010[2]	13,000	12,900
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[2]	4,250	4,201
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[2]	10,000	10,016
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[2]	14,000	14,256
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009[2]	6,750	6,661
ARG Funding Corp., Series 2005-2, Class A-1, AMBAC insured, 4.54% 2009[2]	6,500	6,456
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[2]	22,750	22,324
MBNA Credit Card Master Note Trust, Series 2006-1, Class A, 4.90% 2011	7,500	7,508
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	18,500	18,318
Drivetime Auto Owner Trust, Series 2005-A, Class A-3, MBIA insured, 4.302% 2009[2]	7,500	7,454
Drivetime Auto Owner Trust, Series 2006-A, Class A-3, XLCA insured, 5.501% 2011[2]	16,000	16,123
Triad Automobile Receivables Trust, Series 2006-C, Class A-2, AMBAC insured, 5.40% 2010	5,000	4,997
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	6,000	6,015
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	10,000	9,869
Citibank Credit Card Issuance Trust, Class 2000-A3, 6.875% 2009	12,500	12,678
Citibank Credit Card Issuance Trust, Class 2001-A7, 5.509% 2013[1]	7,000	7,033
AmeriCredit Automobile Receivables Trust, Series 2003-A-M, Class A-4-A, MBIA insured, 3.10% 2009	842	829
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	12,495	12,583
AmeriCredit Automobile Receivables Trust, Series 2006-A-F, Class A-4, FSA insured, 5.64% 2013	6,000	6,113
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	4,719	4,654
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	5,250	5,167
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	9,000	9,077
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009[2]	582	573
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009[2]	1,381	1,370
CPS Auto Receivables Trust, Series 2002-C, Class A-2, XLCA insured, 3.52% 2009[2]	387	383
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010[2]	4,790	4,730
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011[2]	3,039	2,997
CPS Auto Receivables Trust, Series 2005-C, Class A-2, FSA insured, 4.79% 2012[2]	5,000	4,964
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 2012[2]	3,000	3,083
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[2]	16,460	16,257
Prestige Auto Receivables Trust, Series 2004-1, Class A-2, FSA insured, 3.69% 2011[2]	2,996	2,971
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 2013[2]	12,000	12,051
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	14,250	14,365
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	14,050	13,760
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-4, 4.40% 2015	12,800	12,442
MASTR Asset-backed Securities Trust, Series 2006-AB1, Class A-4, 5.719% 2036	12,185	12,202
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	5,004	5,004
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033	1,500	1,477
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 5.55% 2035[1]	5,044	5,047
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014	11,041	10,621
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	3,337	3,535
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	6,062	6,350
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[2]	5,750	5,764
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[2]	4,000	4,010
UPFC Auto Receivables Trust, Series 2004-A, Class A-3, AMBAC insured, 3.27% 2010	2,930	2,891
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	6,250	6,232
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 5.82% 2034[1]	8,838	8,870
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	8,750	8,853
MBNA Master Credit Card Trust II, Series 2000-D, Class B, 5.75% 2009[1]	5,750	5,761
MBNA Master Credit Card Trust II, Series 2000-E, Class A, 7.80% 2012	2,580	2,828
First Investors Auto Owner Trust, Series 2006-A, Class A-4, MBIA insured, 5.00% 2013[2]	8,000	8,005
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-2, 4.98% 2013	7,900	7,907
Irwin Home Equity, Series 2006-1, Class 2-A2, 5.39% 2035[2]	7,500	7,464
PECO Energy Transition Trust, Series 1999-A, Class A-7, 6.13% 2009	7,000	7,082
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-2, 3.79% 2017	5,701	5,594
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-3, 4.75% 2021	1,500	1,457
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-2, AMBAC insured, 4.42% 2035[2]	7,000	6,918
Advanta Business Card Master Trust, Series 2005-A3, Class A, 4.70% 2011	6,750	6,709
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB8, Class AF-2, 4.134% 2035	2,150	2,131
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF-4, 5.028% 2035[1]	4,485	4,450
Capital One Multi-asset Execution Trust, Series 2006-10, Class A, 5.15% 2014	6,400	6,486
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-3, FGIC insured, 4.16% 2034	6,475	6,426
GS Auto Loan Trust, Series 2006-1, Class A-4, 5.60% 2014	5,250	5,274
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 2021[2]	5,000	5,014
Chase Auto Owner Trust, Series 2006-B, Class A-4, 5.11% 2014	4,000	4,029
Nebhelp Trust, Student Loan Interest Margin Securities, Series 1, Class A, MBIA insured, 6.68% 2016[2]	3,865	3,876
New Century Home Equity Loan Trust, Series 2001-NC2, Class M-1, 6.55% 2031[1]	3,843	3,848
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[2]	3,769	3,678
CWABS, Inc., Series 2004-10, Class AF-3, 3.842% 2030	3,183	3,161
CWABS, Inc., Series 2004-10, Class 2-AV-2, 5.67% 2033[1]	135	135
Chase Credit Card Owner Trust, Series 2003-4, Class B, 5.97% 2016[1]	3,000	3,080
Green Tree Financial Corp., Series 1997-6, Class A-6, 6.90% 2029	877	909
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	2,066	2,154
USAA Auto Owner Trust, Series 2004-3, Class A-3, 3.16% 2009	2,350	2,334
AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-2, Class A-7, 7.57% 2027	2,277	2,270
Nordstrom Credit Card Master Note Trust, Series 2002-1, Class B, 6.02% 2010[1,2]	2,250	2,255
WFS Financial Owner Trust, Series 2004-1, Class A-4, 2.81% 2011	2,133	2,088
Litigation Settlement Monetized Fee Trust I, Series 2001-1, Class A-1, 8.33% 2031[2]	1,470	1,501
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-8, 7.15% 2009	1,200	1,236
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	1,000	1,010
Structured Asset Investment Loan Trust, Series 2004-BNC2, Class A-4, 5.64% 2034[1]	1,004	1,005
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2001-A, Class AF-6, 6.537% 2030	714	712
Saxon Asset Securities Trust, Series 2002-2, Class AF-5, 5.99% 2031	694	693
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 5.63% 2035[1]	529	529
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007[2,5]	1,000	28
NPF VI, Inc., Series 2002-1, Class A, 2.825% 2008[1,2,5]	1,500	23
		517,590

FEDERAL AGENCY MORTGAGE-BACKED OBLIGATIONS[3]— 9.65%
Fannie Mae 7.00% 2008	52	52
Fannie Mae 7.00% 2009	67	68
Fannie Mae 7.00% 2009	14	14
Fannie Mae 7.50% 2009	100	101
Fannie Mae 7.50% 2009	60	61
Fannie Mae 7.50% 2009	58	59
Fannie Mae 7.50% 2009	10	10
Fannie Mae 8.50% 2009	12	12
Fannie Mae 9.00% 2009	102	104
Fannie Mae 9.00% 2009	95	98
Fannie Mae 9.50% 2009	147	153
Fannie Mae 7.00% 2010	46	46
Fannie Mae 9.50% 2010	3	3
Fannie Mae 7.00% 2011	400	408
Fannie Mae 7.00% 2011	193	198
Fannie Mae 7.00% 2011	24	24
Fannie Mae 7.00% 2012	292	300
Fannie Mae 8.50% 2014	8	8
Fannie Mae 7.00% 2015	1,740	1,815
Fannie Mae 7.00% 2015	471	483
Fannie Mae 7.00% 2015	84	86
Fannie Mae 7.00% 2015	42	43
Fannie Mae 7.50% 2015	865	905
Fannie Mae 7.50% 2015	791	829
Fannie Mae 7.50% 2015	396	415
Fannie Mae 7.50% 2015	358	375
Fannie Mae 7.50% 2015	98	100
Fannie Mae 7.50% 2015	89	94
Fannie Mae 7.50% 2015	66	70
Fannie Mae 9.00% 2015	487	519
Fannie Mae 13.50% 2015	227	263
Fannie Mae 7.00% 2016	1,280	1,313
Fannie Mae 7.00% 2016	545	559
Fannie Mae 7.00% 2016	395	405
Fannie Mae 7.00% 2016	250	257
Fannie Mae 7.00% 2016	202	207
Fannie Mae 7.50% 2016	390	397
Fannie Mae 9.00% 2016	754	815
Fannie Mae 11.50% 2016	282	317
Fannie Mae 7.00% 2017	1,364	1,399
Fannie Mae 7.00% 2017	884	907
Fannie Mae 7.00% 2017	511	524
Fannie Mae 5.00% 2018	1,118	1,111
Fannie Mae 9.00% 2018	22	23
Fannie Mae 10.00% 2018	133	149
Fannie Mae 11.50% 2019	825	925
Fannie Mae 11.00% 2020	223	254
Fannie Mae 11.00% 2020	92	103
Fannie Mae 11.50% 2020	183	205
Fannie Mae 6.00% 2021	989	1,008
Fannie Mae 6.00% 2021	505	514
Fannie Mae 10.00% 2021	187	207
Fannie Mae 9.50% 2022	57	63
Fannie Mae 7.00% 2023	92	95
Fannie Mae 7.50% 2023	227	240
Fannie Mae 10.00% 2025	220	245
Fannie Mae 8.50% 2026	43	47
Fannie Mae 9.33% 2026[1]	1,184	1,308
Fannie Mae 9.50% 2026	438	496
Fannie Mae 8.50% 2027	115	123
Fannie Mae 7.50% 2029	210	219
Fannie Mae 7.00% 2031	44	45
Fannie Mae 7.50% 2031	138	143
Fannie Mae 7.50% 2031	113	117
Fannie Mae 3.741% 2033[1]	2,309	2,279
Fannie Mae 5.50% 2034	7,661	7,639
Fannie Mae 4.476% 2035[1]	2,274	2,244
Fannie Mae 6.50% 2035	8,278	8,479
Fannie Mae 5.50% 2036	4,833	4,815
Fannie Mae 5.50% 2036	1,701	1,695
Fannie Mae 6.00% 2036	6,899	6,978
Fannie Mae 6.00% 2036	3,873	3,915
Fannie Mae 6.00% 2036	2,704	2,734
Fannie Mae, Series D, Class 2, 11.00% 2009	100	103
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	14,000	15,140
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	31,365	30,762
Fannie Mae, Series 2002-T11, Class B, 5.341% 2012	4,025	4,129
Fannie Mae, Series 88-16, Class B, 9.50% 2018	25	27
Fannie Mae, Series 90-93, Class G, 5.50% 2020	94	94
Fannie Mae, Series 90-21, Class Z, 9.00% 2020	505	547
Fannie Mae, Series 2001-4, Class GA, 10.262% 2025[1]	1,151	1,282
Fannie Mae, Series 2001-4, Class NA, 11.892% 2025[1]	3,045	3,398
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	1,930	2,011
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	1,755	1,840
Fannie Mae, Series 2001-20, Class D, 11.069% 2031[1]	182	204
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	7,980	7,784
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	13,559	10,491
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	29,740	30,452
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	9,455	9,716
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039	905	950
Fannie Mae, Series 2003-W4, Class 1A-3, 3.991% 2040	2,021	2,011
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	1,392	1,438
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	736	769
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	583	608
Freddie Mac 7.00% 2008	64	65
Freddie Mac 8.00% 2008	8	8
Freddie Mac 8.50% 2008	7	7
Freddie Mac 8.75% 2008	9	9
Freddie Mac 8.50% 2009	45	47
Freddie Mac 8.00% 2010	60	61
Freddie Mac 9.50% 2010	2	2
Freddie Mac 8.00% 2012	99	103
Freddie Mac 9.50% 2013	5	5
Freddie Mac 6.00% 2014	137	140
Freddie Mac 6.00% 2014	82	83
Freddie Mac 4.00% 2015	7,308	6,986
Freddie Mac 7.00% 2015	123	128
Freddie Mac 6.00% 2017	557	567
Freddie Mac 8.00% 2017	292	308
Freddie Mac 8.00% 2017	107	113
Freddie Mac 8.00% 2017	83	88
Freddie Mac 5.00% 2018	1,661	1,649
Freddie Mac 8.50% 2018	13	13
Freddie Mac 10.00% 2018	580	650
Freddie Mac 11.00% 2018	103	114
Freddie Mac 8.50% 2019	86	92
Freddie Mac 10.00% 2019	440	497
Freddie Mac 8.50% 2020	29	31
Freddie Mac 8.50% 2021	41	44
Freddie Mac 10.00% 2021	215	238
Freddie Mac 10.00% 2025	286	316
Freddie Mac 8.50% 2027	29	32
Freddie Mac 9.00% 2030	361	395
Freddie Mac 4.646% 2035[1]	8,753	8,639
Freddie Mac 4.789% 2035[1]	6,251	6,187
Freddie Mac 6.00% 2036	62,660	63,351
Freddie Mac, Series 2310, Class B, 9.895% 2015[1]	102	111
Freddie Mac, Series 2356, Class GD, 6.00% 2016	20,664	21,131
Freddie Mac, Series 2310, Class A, 10.517% 2017[1]	400	432
Freddie Mac, Series 1567, Class A, 4.567% 2023[1]	102	95
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	830	864
Freddie Mac, Series 3061, Class PN, 5.50% 2035	18,491	18,680
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036	13,053	9,881
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	6,234	4,698
Freddie Mac, Series 3156, Class NG, 6.00% 2036	9,506	9,785
Government National Mortgage Assn. 8.50% 2007	13	14
Government National Mortgage Assn. 8.50% 2008	32	33
Government National Mortgage Assn. 8.50% 2008	3	3
Government National Mortgage Assn. 9.00% 2008	80	82
Government National Mortgage Assn. 9.50% 2009	464	480
Government National Mortgage Assn. 9.00% 2016	18	19
Government National Mortgage Assn. 8.50% 2017	112	121
Government National Mortgage Assn. 8.50% 2020	25	27
Government National Mortgage Assn. 9.50% 2020	82	91
Government National Mortgage Assn. 9.50% 2020	52	57
Government National Mortgage Assn. 8.50% 2021	248	270
Government National Mortgage Assn. 8.50% 2021	109	119
Government National Mortgage Assn. 9.00% 2021	93	102
Government National Mortgage Assn. 8.50% 2022	60	65
Government National Mortgage Assn. 8.50% 2022	35	38
Government National Mortgage Assn. 8.50% 2022	19	21
Government National Mortgage Assn. 8.50% 2023	276	300
Government National Mortgage Assn. 4.00% 2035[1]	9,772	9,656
Government National Mortgage Assn. 4.00% 2035[1]	5,949	5,865
Government National Mortgage Assn. 4.00% 2035[1]	5,180	5,107
Government National Mortgage Assn. 4.00% 2035[1]	870	855
Government National Mortgage Assn. 5.50% 2036	71,659	71,628
Government National Mortgage Assn. 5.50% 2036	3,441	3,440
Government National Mortgage Assn. 6.00% 2036	39,455	40,028
Government National Mortgage Assn., Series 2004-84, Class A, 3.624% 2017	3,386	3,297
		485,353

COMMERCIAL MORTGAGE-BACKED SECURITIES[3]— 8.67%
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A-1, 4.326% 2034	13,339	13,108
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-1, 3.175% 2037	93	93
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-4, 4.529% 2037	8,500	8,325
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.511% 2037[1]	5,000	5,077
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	11,695	11,414
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	5,000	4,890
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	6,750	6,704
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	7,500	7,430
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	7,000	7,302
CS First Boston Mortgage Securities Corp., Series 2003-C5, Class A-2, 3.808% 2036	2,700	2,643
CS First Boston Mortgage Securities Corp., Series 2003-CK2, Class A-4, 4.801% 2036	1,000	986
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	8,250	8,697
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	2,000	1,951
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-1, 4.637% 2037	176	176
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-2, 5.10% 2038	3,000	3,007
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040	13,500	13,565
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040	3,537	3,592
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class C, 6.78% 2040	6,450	6,657
CS First Boston Mortgage Securities Corp., Series 1999-C1, Class D, 8.066% 2041[1]	1,500	1,618
Bear Stearns Commercial Mortgage Securities Inc., Series 1998-C1, Class A-1, 6.34% 2030	3,829	3,841
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 1.243% 2031[1,2]	77,808	2,086
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class A-1, 5.91% 2031	1,729	1,731
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	5,551	5,444
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-1, 6.08% 2035	3,163	3,221
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041	12,250	11,965
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	4,500	4,444
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	2,384	2,496
Banc of America Commercial Mortgage Inc., Series 2003-2, Class A-1, 3.411% 2041	2,846	2,786
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	3,565	3,492
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-AB, 4.673% 2041	3,000	2,950
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-3, 4.877% 2042	3,000	2,984
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.401% 2045[1]	10,500	10,614
Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.206% 2033	6	6
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	13,000	12,326
Commercial Mortgage Trust, Series 2004-LNB2, Class A-2, 3.60% 2039	8,974	8,729
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	2,000	1,947
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[2]	8,350	8,452
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[2]	1,270	1,287
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[2]	8,750	8,821
SBA CMBS Trust, Series 2006-1A, Class B, 5.451% 2036[2]	2,000	2,016
SBA CMBS Trust, Series 2006-1A, Class C, 5.559% 2036[2]	2,000	2,017
GE Capital Commercial Mortgage Corp., Series 2000-1, Class A-2, 6.496% 2033	10,000	10,472
GE Capital Commerical Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	10,232	10,055
GMAC Commercial Mortgage Securities, Inc., Series 2001-C2, Class A-1, 6.25% 2034	792	809
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	18,500	19,438
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[2]	12,000	11,842
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[2]	8,180	8,124
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-2, 3.958% 2035	7,600	7,429
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	5,020	4,937
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	7,500	7,459
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1, 6.341% 2033[2]	2,024	2,036
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class B, 6.758% 2033	2,000	2,115
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.226% 2035	1,012	1,018
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	13,350	13,992
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[2]	11,350	11,469
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[2]	7,063	7,173
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	5,000	4,963
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-2, 4.556% 2043	9,790	9,635
GE Commercial Mortgage Corp., Series 2003-C2, Class A-2, 4.17% 2037	3,200	3,147
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	3,000	2,909
GE Commercial Mortgage Corp., Series 2004-C3, Class B, 5.278% 2039	2,000	2,018
GE Commercial Mortgage Corp., Series 2004-C2, Class B, 4.983% 2040	2,000	1,978
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.333% 2045	2,000	2,037
GE Commercial Mortgage Corp., Series 2005-C1, Class A-3, 4.578% 2048	1,740	1,705
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A-3, 5.642% 2025	2,594	2,630
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	1,750	1,889
LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A-2, 4.023% 2026	7,750	7,628
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	1,465	1,501
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	5,125	5,253
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	6,422	6,267
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-2, 6.53% 2031	4,722	4,826
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class D, 7.03% 2031	4,000	4,156
Morgan Stanley Capital I, Inc., Series 2004-RR2, Class A-1, 4.39% 2033[2]	1,590	1,564
Government Lease Trust, Series 1999-GSA1, Class A-4, MBIA insured, 6.48% 2011[2]	8,500	8,768
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032	3,120	3,198
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	4,739	5,049
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037	7,000	7,066
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.739% 2032	1,278	1,295
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	5,416	5,465
DLJ Commercial Mortgage Corp., Series 1998-CF2, Class A-4, 6.90% 2031[1]	3,250	3,359
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	1,750	1,796
LB Commercial Mortgage Trust, Series 1998-C1, Class A-3, 6.48% 2030	2,860	2,881
Prudential Securities Secured Financing Corp., Series 1999-NRF1, Class C, 6.746% 2031	2,000	2,067
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.374% 2042[1]	2,000	2,019
		436,327

NON-U.S. GOVERNMENT AGENCY BONDS & NOTES — 0.36%
Corporación Andina de Fomento 6.875% 2012	17,000	18,216

MUNICIPALS — 0.09%
California Maritime Infrastructure Authority, Taxable Lease Revenue Bonds
(San Diego Unified Port District-South Bay Plant Acquisition), Series 1999, 6.63% 2009[2]	3,921	3,955
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	577	578
		4,533

Total bonds & notes (cost: $4,754,857,000)		4,760,071

Preferred securities — 1.39%	Shares

FINANCIALS — 1.39%
Société Générale 7.85%[1,2]	16,703,000	16,866
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[1,2]	14,000,000	15,229
Deutsche Bank Capital Funding Trust I 7.872%[1,2]	11,950,000	12,706
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred[1,2]	11,795,000	12,038
RBS Capital Trust I 4.709% noncumulative trust preferred[1]	7,250,000	6,943
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred[1,2]	5,500,000	6,264

Total preferred securities (cost: $73,311,000)		70,046

	Principal amount	Market value
Short-term securities — 4.58%	(000)	(000)

Hewlett-Packard Co. 5.23% due 1/11/2007[2]	$40,400	$40,153
Abbott Laboratories 5.20%-5.22% due 12/5-12/27/2006[2]	39,275	39,194
General Electric Capital Corp. 5.30% due 12/1/2006	38,700	38,694
Variable Funding Capital Corp. 5.24%-5.25% due 12/5-12/12/2006[2]	38,600	38,564
Procter & Gamble Co. 5.21%-5.23% due 12/14/2006-1/8/2007[2]	34,200	34,025
Three Pillars Funding, LLC 5.26% due 12/27/2006[2]	21,900	21,814
U.S. Treasury Bills 5.142% due 12/28/2006	18,200	18,127

Total short-term securities (cost: $230,571,000)		230,571

Total investment securities (cost: $5,058,739,000)		5,060,688
Other assets less liabilities		(29,289)

Net assets		$5,031,399

1 Coupon rate may change periodically.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $963,943,000, which represented 19.16% of the net assets of the fund.
3 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
4 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
5 Scheduled interest and/or principal payment was not received.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$34,910
Gross unrealized depreciation on investment securities	(32,961)
Net unrealized appreciation on investment securities	1,949
Cost of investment securities for federal income tax purposes	5,058,739

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-923-0107-S6870

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: January 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: January 26, 2007

By /s/ Sharon G. Moseley
Sharon G. Moseley, Treasurer and Principal Financial Officer

Date: January 26, 2007